Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Cash	$ 0	$ 2,113
Investments, at fair value:
Total investments	1,052,997,380	937,223,139
Receivables:
Notes receivable from participants	8,390,451	7,874,320
Accrued dividends and interest	423	154,663
Participant contribution receivable	0	58,845
Employer contribution receivable	11,391,587	10,289,972
Total receivables	19,782,461	18,377,800
Total assets	1,072,779,841	955,603,052
Liabilities:
Accrued participant expenses	154,407	75,700
Total liabilities	154,407	75,700
Net assets available for benefits	1,072,625,434	955,527,352
Short-term investments
Investments, at fair value:
Total investments	274,016	229,061
Mutual funds
Investments, at fair value:
Total investments	75,177,993	62,798,457
Common/collective trust funds
Investments, at fair value:
Total investments	946,506,097	843,621,099
Group variable annuity
Investments, at fair value:
Total investments	22,223,077	22,582,827
Common stock of Genworth Financial, Inc.
Investments, at fair value:
Total investments	$ 8,816,197	$ 7,991,695